Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 4,390	$ 8,268
Short-term deposits	14,512
Prepaid expenses, and other current assets	929	1,057
Short-term investment	237	75
Total current assets	20,068	9,400
NON-CURRENT ASSETS:
Operating lease right of use assets	138	73
Property, plant and equipment, net	47	50
Total long-term assets	185	123
Total assets	20,253	9,523
CURRENT LIABILITIES:
Trade payables	954	561
Current maturity of operating lease liability	53	43
Deferred revenues	818	334
Other accounts payable	905	331
Total current liabilities	2,730	1,269
NON-CURRENT LIABILITIES:
Long-term operating lease liability	71	24
Deferred revenues	3,070	2,156
Total Long-term liabilities	3,141	2,180
CONTIGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0.25 par value - Authorized: 5,000,000,000 and 1,000,000,000 shares at December 31, 2021 and December 31, 2020, respectively; Issued and outstanding: 815,746,293 shares as of December 31, 2021; 463,769,463 shares as of December 31, 2020	60,654	33,036
Additional paid-in capital	93,275	97,380
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(140,674)	(125,469)
Total shareholders’ equity	14,382	6,074
Total liabilities and shareholders’ equity	$ 20,253	$ 9,523